Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Variable Insurance Funds
Prospectus Date	rr_ProspectusDate	May 01, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2024